Financial risk management (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Nature and Extent of Risks Arising From Financial Instruments
This note explains the Group’s exposure to financial risks and how these risks could affect the Group’s future financial performance.

Risk	Exposure arising from	Measurement	Management
Market risk – interest rate risk	Long-term borrowings at variable rates	Sensitivity analysis	Economic hedge with an interest rate caps
Market risk – price risk	Investments in equity securities	Sensitivity analysis	Monitoring quarterly valuation updates and forecasts of future cash flows
Liquidity risk	Borrowings and other liabilities	Cash flow forecasts	Availability of borrowing facilities.

Summary of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Liabilities
The impact on loss for the three and nine months ended September 30, 2023 and 2022 as a result of a change in interest rates is as follows:

(in €‘000)	Impact on pre-tax loss
	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Interest rates – increase by 10 basis points*	5	31	463	258
Interest rates – decrease by 10 basis points*	(4)	(38)	(439)	(253)

Summary of Unobservable Input Parameters Used in The Valuation Model
The table below summarizes the impact of increases/decreases of the price of equity securities on the group’s equity through OCI reserve for the period. The analysis is based on the assumption that the fair value of the equity securities held by the group has increased or decreased by 40%, with all other variables held constant.

(in €‘000)	Impact on Group's Equity
For the nine months ended September 30,
Fair Value – increase by 4,000 basis points	11,785
Fair Value – decrease by 4,000 basis points	(11,785)

Summary of Undrawn Borrowing Facilities
The Group had access to the following undrawn borrowing facilities for each reporting period presented:

(in €‘000)	September 30, 2023	December 31, 2022
Expiring beyond one year—renewed facility	77,390	120,790